ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Tables)	6 Months Ended
Jun. 30, 2022
ASSET ACQUISITIONS AND BUSINESS COMBINATIONS
Schedule Of Major Class Of Assets Acquired And Liabilities
(Thousands of United States dollars)
Current assets
Cash	$535
Trade receivables	975
Inventory	5,534
Other current assets	540

Non-current assets
Property, plant, and equipment	537
Right of use assets	772
Other non-current assets	127
Intangible asset	4,757
Goodwill	24,869
Total assets	$38,646

Current liabilities
Trade payables and accrued liabilities	$(2,273)
Current lease liabilities	(644)
Provision for sales tax	(982)
Other current liabilities	(99)
Total liabilities	$(3,998)
Total net assets acquired	$34,648